Stock-based Compensation (Share Units Plan) (Details) - Share Units Plan [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PSU-ROIC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years in the plan period over which the units will vest	3 years
PSU-ROIC [Member] | Equity Settled Awards [Member] | 2022 Grant Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	55.00%
PSU-ROIC [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSU-ROIC [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	200.00%
PSU-TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years in the plan period over which the units will vest	3 years
PSU-TSR [Member] | Equity Settled Awards [Member] | 2022 Grant Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	50.00%
PSU-TSR [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSU-TSR [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	200.00%
PSU-ROIC and PSU-TSR [Member] | Equity Settled Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested during the period	$ 19	$ 44	$ 40